Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2015
Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2014 and 2015:

	March 31, 2014
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥12,631	¥0	¥12,631	¥0
Trading securities	16,079	275	15,804	0
Available-for-sale securities	881,493	230,505	566,987	84,001
Japanese and foreign government bond securities	360,360	114,989	245,371	0
Japanese prefectural and foreign municipal bond securities	96,697	0	96,697	0
Corporate debt securities	201,386	0	200,725	661
Specified bonds issued by SPEs in Japan	6,772	0	0	6,772
CMBS and RMBS in the Americas	17,833	0	0	17,833
Other asset- backed securities	47,798	0	613	47,185
Other debt securities	11,550	0	0	11,550
Equity securities*2	139,097	115,516	23,581	0
Other securities	6,317	0	0	6,317
Investment funds*3	6,317	0	0	6,317
Derivative assets	12,651	8	10,157	2,486
Interest rate swap agreements	2,528	0	2,528	0
Options written and other	5,486	0	3,000	2,486
Futures, foreign exchange contracts	1,074	8	1,066	0
Foreign currency swap agreements	3,534	0	3,534	0
Credit derivatives written	29	0	29	0
Netting*4	(214)	0	0	0
Net derivative assets	12,437	0	0	0

	¥929,171	¥230,788	¥605,579	¥92,804

Liabilities:
Derivative liabilities	¥16,860	¥28	¥16,832	¥0
Interest rate swap agreements	634	0	634	0
Options written and other	3,605	0	3,605	0
Futures, foreign exchange contracts	5,180	28	5,152	0
Foreign currency swap agreements	7,176	0	7,176	0
Credit derivatives held	265	0	265	0
Netting*4	(214)	0	0	0
Net derivative Liabilities	16,646	0	0	0
Accounts payable	2,833	0	0	2,833
Contingent consideration	2,833	0	0	2,833

	¥19,693	¥28	¥16,832	¥2,833

	March 31, 2015
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Loans held for sale*1	¥15,361	¥0	¥15,361	¥0
Trading securities	1,190,131	50,902	1,139,229	0
Available-for-sale securities	1,356,840	130,519	1,129,270	97,051
Japanese and foreign government bond securities	527,592	0	527,592	0
Japanese prefectural and foreign municipal bond securities	161,477	0	161,477	0
Corporate debt securities	287,613	0	287,613	0
Specified bonds issued by SPEs in Japan	7,280	0	0	7,280
CMBS and RMBS in the Americas	69,976	0	47,318	22,658
Other asset- backed securities	145,970	0	81,718	64,252
Other debt securities	2,000	0	0	2,000
Equity securities*2	154,932	130,519	23,552	861
Other securities	8,723	0	0	8,723
Investment funds*3	8,723	0	0	8,723
Derivative assets	25,123	6	13,247	11,870
Interest rate swap agreements	890	0	890	0
Options held/written and other	12,103	0	233	11,870
Futures, foreign exchange contracts	5,719	6	5,713	0
Foreign currency swap agreements	6,411	0	6,411	0
Netting*4	(2,858)	0	0	0
Net derivative assets	22,265	0	0	0
Other assets	36,038	0	0	36,038
Reinsurance recoverables*5	36,038	0	0	36,038

	¥2,632,216	¥181,427	¥2,297,107	¥153,682

Liabilities:
Derivative liabilities	¥29,619	¥762	¥28,857	¥0
Interest rate swap agreements	1,221	0	1,221	0
Options written and other	6,177	0	6,177	0
Futures, foreign exchange contracts	12,268	762	11,506	0
Foreign currency swap agreements	9,788	0	9,788	0
Credit derivatives held	165	0	165	0
Netting*4	(2,858)	0	0	0
Net derivative Liabilities	26,761	0	0	0
Accounts Payable	5,533	0	0	5,533
Contingent consideration	5,533	0	0	5,533
Policy Liabilities and Policy Account Balances	1,254,483	0	0	1,254,483
Variable annuity and variable life insurance contracts*6	1,254,483	0	0	1,254,483

	¥1,289,635	¥762	¥28,857	¥1,260,016

*1

A subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”) or institutional investors. Included in “Other (income) and expense, net” in the consolidated statements of income were losses from the change in the fair value of the loans of ¥628 million for the fiscal year ended March 31, 2013, gains from the change in the fair value of the loans of ¥116 million and ¥246 million for the fiscal year ended March 31, 2014 and 2015. No gains or losses were recognized in earnings during the fiscal years ended March 31, 2013, 2014 and 2015 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loan held for sale at March 31, 2014, were ¥12,024 million and ¥12,631 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥607 million. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2015, were ¥14,431 million and ¥15,361 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥930 million. As of March 31, 2014 and 2015, there were no loans that were 90 days or more past due, in non-accrual status, or both.

*2	A subsidiary that became a consolidated subsidiary of the Company during fiscal 2014 elected the fair value option under ASC 825 (“Financial Instruments”) for investments in equity securities included in available-for-sale securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains from the change in the fair value of those investments of ¥333 million and ¥1,070 million for the fiscal years ended March 31, 2014 and 2015. The amount of aggregate fair value elected the fair value option was ¥5,116 million and ¥8,168 million as of March 31, 2014 and 2015, respectively.
*3	Certain subsidiaries elected the fair value option under ASC 825 (“Financial Instruments”) for investments in some funds. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains from the change in the fair value of those investments of ¥670 million, ¥1,412 million ,and ¥1,301 million for the fiscal years ended March 31, 2013, 2014, and 2015. The amounts of aggregate fair value were ¥6,317 million and ¥8,723 million as of March 31, 2014 and 2015, respectively.
*4	It represents the amount offset under counterparty netting of derivative assets and liabilities.
*5	Certain subsidiaries elected the fair value option under ASC 825 (“Financial Instruments”) for certain reinsurance recoverables held by the subsidiary acquired during the three months ended September 30, 2014. The fair value of the reinsurance recoverables elected for the fair value option in other assets was ¥36,038 million as of March 31, 2015. For the effect of changes in the fair value of those reinsurance recoverables on earnings for the fiscal year ended March 31, 2015, see Note 23 “Life Insurance Operations.”
*6	A subsidiary elected the fair value option under ASC 825 (“Financial Instruments”) for the entire variable annuity and variable life insurance contracts held by a subsidiary acquired during the three months ended September 30, 2014 in order to match the earnings recognized for the changes in fair value of policy liabilities and policy account balances with earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in fair value of reinsurance contracts. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances was ¥1,254,483 million as of March 31, 2015. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for the fiscal year ended March 31, 2015, see Note 23 “Life Insurance Operations.”

Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Input

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2013, 2014 and 2015:

	2013
	Millions of yen
	Balance at April 1, 2012	Gains or losses (realized/ unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2013	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2013*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥243,655	¥(9,225)	¥7,693	¥(1,532)	¥19,294	¥(10,564)	¥(113,875)	¥0	¥136,978	¥(9,783)
Corporate debt securities	2,912	(508)	908	400	3,942	(432)	(298)	0	6,524	(456)
Specified bonds issued by SPEs in Japan	139,152	(9,228)	(15)	(9,243)	5,419	(9)	(72,075)	0	63,244	(8,095)
CMBS and RMBS in the Americas	31,024	(1,215)	4,446	3,231	3,525	(2,396)	(11,046)	0	24,338	(1,450)
Other asset- backed securities	62,157	846	935	1,781	6,408	(5,329)	(30,456)	0	34,561	218
Other debt securities	8,410	880	1,419	2,299	0	(2,398)	0	0	8,311	0
Other securities	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Investment funds	0	670	825	1,495	5,018	(713)	0	0	5,800	670
Derivative assets and liabilities (net)	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)
Options held/written, caps held and other	5,293	(3,194)	0	(3,194)	0	0	0	0	2,099	(3,194)

	2014
	Millions of yen
	Balance at April 1, 2013	Gains or losses (realized/ unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2014	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2014*1
		Included in earnings*1	Included in other comprehensive Income*2	Total
Available-for-sale securities	¥136,978	¥4,364	¥4,056	¥8,420	¥56,202	¥(13,817)	¥(103,782)	¥0	¥84,001	¥180
Corporate debt securities	6,524	416	(356)	60	0	(1,325)	(4,598)	0	661	0
Specified bonds issued by SPEs in Japan	63,244	327	839	1,166	0	(36)	(57,602)	0	6,772	5
CMBS and RMBS in the Americas	24,338	2,388	963	3,351	14,295	(11,067)	(13,084)	0	17,833	(152)
Other asset- backed securities	34,561	1,233	371	1,604	40,907	(1,389)	(28,498)	0	47,185	327
Other debt securities	8,311	0	2,239	2,239	1,000	0	0	0	11,550	0
Other securities	5,800	1,767	584	2,351	2,013	(3,824)	(23)	0	6,317	1,767
Investment funds	5,800	1,767	584	2,351	2,013	(3,824)	(23)	0	6,317	1,767
Derivative assets and liabilities (net)	2,099	2,987	0	2,987	0	0	(2,600)	0	2,486	2,987
Options held/written and other	2,099	2,987	0	2,987	0	0	(2,600)	0	2,486	2,987
Accounts payable	0	2,343	0	2,343	5,176	0	0	0	2,833	2,343
Contingent consideration	0	2,343	0	2,343	5,176	0	0	0	2,833	2,343

	2015
	Millions of yen
	Balance at April 1, 2014	Gains or losses (realized/unrealized)			Purchases*3	Sales	Settlements*4	Transfers in and/ or out of Level 3 (net)*5	Balance at March 31, 2015	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2015*1
		Included in earnings*1	Included in other comprehensive income*2	Total
Available-for-sale securities	¥84,001	¥2,101	¥6,653	¥8,754	¥65,964	¥(18,222)	¥(23,796)	¥(19,650)	¥97,051	¥(1,745)
Corporate debt securities	661	73	(24)	49	0	(210)	(500)	0	0	0
Specified bonds issued by SPEs in Japan	6,772	5	101	106	1,700	0	(1,298)	0	7,280	5
CMBS and RMBS in the Americas	17,833	60	3,724	3,784	29,372	(3,446)	(4,447)	(20,438)	22,658	(395)
Other asset-backed securities	47,185	(1,334)	4,428	3,094	34,892	(3,368)	(17,551)	0	64,252	(1,355)
Other debt securities	11,550	3,297	(1,649)	1,648	0	(11,198)	0	0	2,000	0
Equity securities	0	0	73	73	0	0	0	788	861	0
Other securities	6,317	1,290	1,142	2,432	6,180	(4,870)	(1,336)	0	8,723	1,290
Investment funds	6,317	1,290	1,142	2,432	6,180	(4,870)	(1,336)	0	8,723	1,290
Derivative assets and liabilities (net)	2,486	(13,838)	0	(13,838)	28,536	0	(5,314)	0	11,870	(13,838)
Options held/written and other	2,486	(13,838)	0	(13,838)	28,536	0	(5,314)	0	11,870	(13,838)
Other assets	0	(36,072)	0	(36,072)	72,654	0	(544)	0	36,038	(36,072)
Reinsurance recoverables*6	0	(36,072)	0	(36,072)	72,654	0	(544)	0	36,038	(36,072)
Accounts payable	2,833	(12,203)	0	(12,203)	0	0	(9,503)	0	5,533	(12,203)
Contingent consideration	2,833	(12,203)	0	(12,203)	0	0	(9,503)	0	5,533	(12,203)
Policy Liabilities and Policy Account Balances	0	(100,702)	0	(100,702)	1,765,444	0	(611,663)	0	1,254,483	(100,702)
Variable annuity and variable life insurance contracts*7	0	(100,702)	0	(100,702)	1,765,444	0	(611,663)	0	1,254,483	(100,702)

*1	Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense, net” and gains from accounts payable are included in “Other (income) and expense, net”, respectively. Also, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
*2	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities.”
*3	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
*4	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included. For the information of decrease in accounts payable, see Note 3 (“Acquisitions”).
*5	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.
*6	“Included in earnings” in the above table includes changes in the fair value of reinsurance recoverables recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”
*7	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.

Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis

The following table presents recorded amounts of assets measured at fair value on a nonrecurring basis as of March 31, 2014 and 2015. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2014
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥39,866	¥0	¥0	¥39,866
Investment in operating leases and property under facility operations	60,665	0	0	60,665
Land and buildings undeveloped or under construction	18,237	0	0	18,237

	¥118,768	¥0	¥0	¥118,768

	March 31, 2015
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥21,537	¥0	¥0	¥21,537
Investment in operating leases and property under facility operations	67,500	0	0	67,500
Land and buildings undeveloped or under construction	8,084	0	0	8,084
Certain investment in affiliates	1,220	0	0	1,220
Goodwill	2,435	0	0	2,435

	¥100,776	¥0	¥0	¥100,776

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets or liabilities measured at fair value on a recurring basis as of March 31, 2014 and 2015.

	March 31, 2014
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale securities
Corporate debt securities	¥661	Appraisals/Broker quotes	—	—

Specified bonds issued by SPEs in Japan	3,627	Discounted cash flows	Discount rate	1.0% – 11.1%
				(4.5%)

	3,145	Appraisals/Broker quotes	—	—

CMBS and RMBS in the Americas	17,833	Discounted cash flows	Discount rate	10.8% – 38.0%
				(19.2%)

			Probability of default	0.0% – 18.1%
				(0.4%)

Other asset-backed securities	5,158	Discounted cash flows	Discount rate	4.1% – 28.1%
				(10.4%)

			Probability of default	0.9% – 1.5%
				(1.4%)
	42,027	Appraisals/Broker quotes	—	—

Other debt securities	11,550	Discounted cash flows	Discount rate	12.0%
				(12.0%)

Other securities
Investment funds	6,317	Internal cash flows	Discount rate	15.0% – 32.0%
				(20.1%)
Derivative assets
Options written and other	2,486	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.5%)

Total	¥92,804

Liabilities:
Accounts payable
Contingent consideration	¥2,833	Monte Carlo simulation	Discount rate	16.0%
				(16.0%)

Total	¥2,833

	March 31, 2015
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Available-for-sale securities
Specified bonds issued by SPEs in Japan	¥2,543	Discounted cash flows	Discount rate	0.9% – 3.6%
				(2.2%)
	4,737	Appraisals/Broker quotes	—	—
CMBS and RMBS in the Americas	22,658	Discounted cash flows	Discount rate	13.6% – 32.4%
				(18.2%)
			Probability of default	0.0% – 22.0%
				(7.2%)
Other asset-backed securities	7,583	Discounted cash flows	Discount rate	1.2% – 32.4%
				(13.2%)
			Probability of default	0.8% – 1.3%
				(1.0%)
	56,669	Appraisals/Broker quotes	—	—

Other debt securities	2,000	Appraisals	—	—

Equity securities	861	Discounted cash flows	Discount rate	6.2%
				(6.2%)
Other securities
Investment funds	8,723	Internal cash flows	Discount rate	12.0% – 28.0%
				(15.8%)
Derivative assets
Options held/written and other	7,982	Discounted cash flows	Discount rate	10.0% – 15.0%
				(11.8%)
	3,888	Appraisals/Broker quotes	—	—
Other assets
Reinsurance recoverables	36,038	Discounted cash flows	Discount rate	(0.1)% – 0.8%
				(0.2%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 54.0%
				(20.8%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥153,682

Liabilities:
Accounts payable
Contingent consideration	¥5,533	Monte Carlo simulation	Discount rate	13.9%
				(13.9%)
Policy liabilities and Policy Account Balances
Valuable annuity and variable life insurance contracts	1,254,483	Discounted cash flows	Discount rate	(0.1)% – 0.8%
				(0.2%)
			Mortality rate	0.0% – 100.0%
				(1.3%)
			Lapse rate	1.5% – 54.0%
				(20.8%)
			Annuitization rate (guaranteed minimum annuity benefit)	0.0% – 100.0%
				(100.0%)

Total	¥1,260,016

Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis

The following table provides information about the valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a nonrecurring basis as of March 31, 2014 and 2015.

	March 31, 2014
	Millions of yen	Valuation Technique(s)	Significant Unobservable Inputs	Range (Weighted Average)
	Fair Value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥39,866	Discounted cash flows	Discount rate	5.3% – 19.0%
				(10.2%)
		Direct capitalization	Capitalization rate	5.6% – 19.0%
				(10.3%)
Investment in operating leases and property under facility operations	60,665	Discounted cash flows	Discount rate	5.2% – 11.0%
				(5.6%)
Land and buildings undeveloped or under construction	18,237	Discounted cash flows	Discount rate	3.9% – 9.9%
				(7.1%)

	¥118,768

	March 31, 2015
	Millions of yen	Valuation technique(s)	Significant unobservable inputs	Range (Weighted average)
	Fair value
Assets:
Real estate collateral-dependent loans (net of allowance for probable loan losses)	¥21,537	Discounted cash flows	Discount rate	5.8% – 12.0%
				(9.5%)
		Direct capitalization	Capitalization rate	5.5% – 16.5%
				(10.4%)
Investment in operating leases and property under facility operations	25,732	Discounted cash flows	Discount rate	4.1% – 15.0%
				(5.1%)
	41,768	Appraisals	—	—
Land and buildings undeveloped or under construction	8,084	Discounted cash flows	Discount rate	5.3% – 10.1%
				(9.2%)

Certain investment in affiliates	1,220	Discounted cash flows	Discount rate	9.8%
				(9.8%)
Goodwill	2,435	Discounted cash flows	—	—
		Business enterprise value multiples	—	—

	¥100,776